CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 970,876
Prepaid expenses	363,105
Total current assets	1,333,981
Investments held in Trust Account	345,034,536
Deferred offering costs		15,000
Total Assets	346,368,517	15,000
Current liabilities:
Accounts payable	263,119
Accrued expenses	3,748,930	400
Franchise tax payable	200,000
Total current liabilities	4,212,049	400
Derivative warrant liabilities	49,291,420
Deferred underwriting commissions	12,075,000
Total liabilities	65,578,469	400
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value; 34,500,000 shares at $10.00 per share	345,000,000
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 500,000,000 shares authorized
Class B common stock, $0.0001 par value; 50,000,000 shares authorized; 8,625,000 shares issued and outstanding as of December 31, 2021 and December 31, 2020	863	863
Additional paid-in capital		24,137
Accumulated deficit	(64,210,815)	(10,400)
Total stockholders' equity (deficit)	(64,209,952)	14,600
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$ 346,368,517	$ 15,000